Organization and Operations (Tables)	12 Months Ended
Dec. 31, 2019
Organization and Operations
Schedule of partnership acquired 100% of ownership interests in subsidiaries

Date Acquisition Completed	Subsidiaries Acquired	Vessels Purchased
September 29, 2014	GAS-sixteen Ltd. and GAS-seventeen Ltd.	Methane Rita Andrea and Methane Jane Elizabeth
July 1, 2015	GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty one Ltd.	Methane Alison Victoria, Methane Shirley Elisabeth and Methane Heather Sally
November 1, 2016	GAS-seven Ltd.	GasLog Seattle
May 3, 2017	GAS-eleven Ltd.	GasLog Greece
July 3, 2017	GAS-thirteen Ltd.	GasLog Geneva
October 20, 2017	GAS-eight Ltd.	Solaris
April 26, 2018	GAS-fourteen Ltd.	GasLog Gibraltar
November 14, 2018	GAS-twenty seven Ltd.	Methane Becki Anne
April 1, 2019	GAS-twelve Ltd.	GasLog Glasgow

Schedule of composition of the group's structure

As of December 31, 2019, the Group’s structure is as follows:

				Cargo
	Place of	Date of		capacity
Name	incorporation	incorporation	Principal activities	(cbm)	Vessel	Delivery date
Subsidiaries:
GasLog Investments Ltd.	BVI	July 2003	Holding company	—	—	—
GasLog Carriers Ltd. (“GasLog Carriers”)	Bermuda	February 2008	Holding company	—	—	—
GasLog Shipping Company Ltd.	Bermuda	January 2006	Holding company	—	—	—
GasLog Partners GP LLC	Marshall Islands	January 2014	Holding company	—	—	—
GasLog Cyprus Investments Ltd.	Cyprus	December 2016	Holding company	—	—	—
GasLog Services UK Ltd.	England and Wales	May 2014	Service company	—	—	—
GasLog Services US Inc.	Delaware	May 2014	Service company	—	—	—
GasLog Asia Pte Ltd.	Singapore	May 2015	Service company	—	—	—
GasLog LNG Services Ltd.	Bermuda	August 2004	Vessel management services	—	—	—
GasLog Monaco S.A.M.	Monaco	February 2010	Service company	—	—	—
GAS-one Ltd.	Bermuda	February 2008	Vessel-owning company	155,000	GasLog Savannah	May 2010
GAS-two Ltd.	Bermuda	February 2008	Vessel-owning company	155,000	GasLog Singapore	July 2010
GAS-six Ltd.	Bermuda	February 2011	Vessel-owning company	155,000	GasLog Skagen	July 2013
GAS-nine Ltd.	Bermuda	June 2011	Vessel-owning company	155,000	GasLog Saratoga	December 2014
GAS-ten Ltd.	Bermuda	June 2011	Vessel-owning company	155,000	GasLog Salem	April 2015
GAS-fifteen Ltd.	Bermuda	August 2013	Vessel-owning company	153,600	GasLog Chelsea	October 2013
GAS-eighteen Ltd.	Bermuda	January 2014	Vessel-owning company	145,000	Methane Lydon Volney	April 2014
GAS-twenty two Ltd.	Bermuda	May 2014	Vessel-owning company	174,000	GasLog Genoa	March 2018
GAS-twenty three Ltd.	Bermuda	May 2014	Vessel-owning company	174,000	GasLog Gladstone	March 2019
GAS-twenty four Ltd.	Bermuda	June 2014	Vessel-owning company	174,000	GasLog Houston	January 2018
GAS-twenty five Ltd.	Bermuda	June 2014	Vessel-owning company	174,000	GasLog Hong Kong	March 2018
GAS-twenty six Ltd.	Bermuda	January 2015	Lease asset company	170,000	Methane Julia Louise	March 2015
GAS-twenty eight Ltd.	Bermuda	September 2016	Vessel-owning company	180,000	Hull No. 2213	Q2 2020(1)
GAS-twenty nine Ltd.	Bermuda	September 2016	Dormant (2)	—	—	—
GAS-thirty Ltd.	Bermuda	December 2017	Vessel-owning company	180,000	Hull No. 2262	Q3 2020(1)
GAS-thirty one Ltd.	Bermuda	December 2017	Vessel-owning company	180,000	Hull No. 2274	Q2 2020(1)
GAS-thirty two Ltd.	Bermuda	December 2017	Vessel-owning company	174,000	Hull No. 2300	Q4 2020(1)
GAS-thirty three Ltd.	Bermuda	May 2018	Vessel-owning company	174,000	Hull No. 2301	Q4 2020(1)
GAS-thirty four Ltd.	Bermuda	May 2018	Vessel-owning company	180,000	Hull No. 2311	Q2 2021(1)
GAS-thirty five Ltd.	Bermuda	December 2018	Vessel-owning company	180,000	Hull No. 2312	Q3 2021(1)
GAS-thirty six Ltd.	Bermuda	December 2018	Dormant	—	—	—
GAS-thirty seven Ltd.	Bermuda	December 2018	Dormant	—	—	—
GasLog Hellas-1 Special Maritime Enterprise	Greece	June 2019	Vessel-owning company	180,000	GasLog Warsaw (2)	July 2019
35.5% interest subsidiaries:
GasLog Partners LP	Marshall Islands	January 2014	Holding company	—	—	—
GasLog Partners Holdings LLC	Marshall Islands	April 2014	Holding company	—	—	—
GAS-three Ltd.	Bermuda	April 2010	Vessel-owning company	155,000	GasLog Shanghai	January 2013
GAS-four Ltd.	Bermuda	April 2010	Vessel-owning company	155,000	GasLog Santiago	March 2013
GAS-five Ltd.	Bermuda	February 2011	Vessel-owning company	155,000	GasLog Sydney	May 2013
GAS-seven Ltd.	Bermuda	March 2011	Vessel-owning company	155,000	GasLog Seattle	December 2013
GAS-eight Ltd.	Bermuda	March 2011	Vessel-owning company	155,000	Solaris	June 2014
GAS-eleven Ltd.	Bermuda	December 2012	Vessel-owning company	174,000	GasLog Greece	March 2016
GAS-twelve Ltd.	Bermuda	December 2012	Vessel-owning company	174,000	GasLog Glasgow	June 2016
GAS-thirteen Ltd.	Bermuda	July 2013	Vessel-owning company	174,000	GasLog Geneva	September 2016
GAS-fourteen Ltd.	Bermuda	July 2013	Vessel-owning company	174,000	GasLog Gibraltar	October 2016
GAS-sixteen Ltd.	Bermuda	January 2014	Vessel-owning company	145,000	Methane Rita Andrea	April 2014
GAS-seventeen Ltd.	Bermuda	January 2014	Vessel-owning company	145,000	Methane Jane Elizabeth	April 2014
GAS-nineteen Ltd.	Bermuda	April 2014	Vessel-owning company	145,000	Methane Alison Victoria	June 2014
GAS-twenty Ltd.	Bermuda	April 2014	Vessel-owning company	145,000	Methane Shirley Elisabeth	June 2014
GAS-twenty one Ltd.	Bermuda	April 2014	Vessel-owning company	145,000	Methane Heather Sally	June 2014
GAS-twenty seven Ltd.	Bermuda	January 2015	Vessel-owning company	170,000	Methane Becki Anne	March 2015
25% interest associate:
Egypt LNG Shipping Ltd.	Bermuda	May 2010	Vessel-owning company	145,000	Methane Nile Eagle	December 2007

20% interest associate:
Gastrade S.A. ("Gastrade")	Greece	June 2010	Service company	—	—	—
(1)	For newbuildings, expected delivery quarters as of December 31, 2019 are presented.
(2)	In June 2019, the newbuilding GasLog Warsaw, delivered on July 31, 2019, was transferred from GAS-twenty nine Ltd. to the subsidiary GasLog Hellas-1 Special Maritime Enterprise.